Income Taxes - Unrecognized Deductible Temporary Differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	$ 37,077	$ 34,660
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	91,604	61,656
Exploration and evaluation assets | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	37,077	34,660
Exploration and evaluation assets | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Mineral property, plant and equipment | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Mineral property, plant and equipment | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	969	922
Non-capital losses | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Non-capital losses | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	72,535	44,521
Other | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	0	0
Other | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences with no deferred tax assets recognized	$ 18,100	$ 16,213